SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Equity [Abstract]
Number of shares, outstanding, beginning balance	1,605,060	973,400
Weighted average exercise price, outstanding, beginning balance	$ 4.85	$ 6.44
Number of shares, granted		1,034,204
Weighted average exercise price, granted		$ 3.45
Weighted average grant date fair value, granted		$ 2.24
Number of shares, exercised		(100,104)
Weighted average exercise price, exercised		$ 3.40
Aggregate intrinsic value, exercised		$ 97,593
Number of shares, forfeited and cancelled	(808,400)	(302,440)
Weighted average exercise price, forfeited and cancelled	$ 5.60	$ 5.66
Number of shares, outstanding, ending balance	796,660	1,605,060
Weighted average exercise price, outstanding, ending balance	$ 4.10	$ 4.85
Weighted average remaining contract term stock options outstanding	7 years 1 month 6 days	7 years 11 months 15 days
Aggregate intrinsic value, outstanding
Number of shares, exercisable, ending balance	385,189	426,363
Weighted average exercise price, exercisable, ending balance	$ 4.71	$ 8.72
Weighted average remaining contract term stock options exercisable	6 years 29 days	4 years 11 months 1 day
Aggregate intrinsic value, exercisable